Other Noncurrent Assets (Tables)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Other Noncurrent Assets
Schedule of other noncurrent assets
	May 31,	February 28,
(In thousands)	2013	2013

Deferred financing fees (less current portion of $3,522 and $3,658, respectively)	$12,953	$14,523
Capitalized software (net of accumulated amortization of $1,314 and $1,080, respectively)	8,947	9,211
Cash surrender value of life insurance (net of loans of $3,204 and $0, respectively)	1,249	4,338
Deferred stripping costs	3,873	3,868
Other	2,437	2,512
Total other assets	$29,459	$34,452

	February 28,	February 29,
(In thousands)	2013	2012
Deferred financing fees (less current portion of $3,658 and $4,882, respectively)	$14,523	$10,409
Capitalized software (net of accumulated amortization of $1,080 and $160, respectively)	9,211	11,719
Cash value of life insurance (net of loans of $0 and $3,000, respectively)	4,338	1,006
Deferred stripping costs	3,868	2,994
Other	2,512	3,232
Total other assets	$34,452	$29,360